Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of Deposits by Time Remaining on Maturity

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2015:
Less than $100,000	$9,948	$10,091	$30,650	$83,779	$134,468
$100,000 or more	15,919	31,377	31,854	63,556	142,706
At December 31, 2014:
Less than $100,000	$10,988	$7,837	$14,512	$79,782	$113,119
$100,000 or more	11,444	8,290	19,570	59,910	99,214

Schedule of Certificates of Deposits by Year of Maturity

(In thousands)	2016	2017	2018	2019	2020	Thereafter	Total
Balance maturing	$129,839	$16,729	$45,860	$58,404	$26,286	$56	$277,174